AS FILED WITH THE SECURITIES

AND EXCHANGE COMMISSION

ON 03/30/2012

FILE NOS:

811-08638 & 333-47207

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ X ]

Pre-Effective Amendment No.

[     ]

Post-Effective Amendment No.

[ 16]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

[ X ]

Amendment No.

[17]

(Check appropriate box or boxes.)

TANAKA FUNDS, INC.

(Exact name of Registrant as Specified in Charter)

369 Lexington Avenue, 20th Floor

New York, NY  10017

(Address of Principal Executive Office)

212-490-3380

(Registrant's Telephone Number, including Area Code)

Mr. Graham Y. Tanaka

369 Lexington Avenue, 20th Floor

New York, NY  10017

(Name and Address of Agent for Service)

With a copy to:

Mr. David D. Jones, Esq.

DAVID JONES & ASSOC., P.C.

395 Sawdust Road, # 2148

The Woodlands, TX  77380

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

[X]

immediately upon filing pursuant to paragraph (b)

[  ]

on (date) pursuant to paragraph (b)

[  ]

60 days after filing pursuant to paragraph (a)(1)

[  ]

on (date) pursuant to paragraph (a)(1)

[  ]

75 days after filing pursuant to paragraph (a)(2)

[  ]

on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[  ]

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares that it is registering an indefinite number or amount of its securities by this Registration Statement.  Registrant filed its Report on Form 24f-2 on February 24, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Post-Effective Amendment # 16 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in New York, NY on the 20th day of April, 2012.

TANAKA FUNDS, INC.

/s/ Graham Y. Tanaka* By: GRAHAM Y. TANAKA President

Pursuant to the requirements of the Securities Act of 1933, this Amendment # 16 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

/s/ Graham Y. Tanaka*

April 20, 2012

GRAHAM Y. TANAKA, DIRECTOR, PRESIDENT

/s/ David M. Fox*

April 20, 2012

DAVID M. FOX, DIRECTOR

/s/ Thomas R. Schwarz*

April 20, 2012

THOMAS R. SCHWARZ, DIRECTOR

/s/ Michael E. Nelson *

April 20, 2012

MICHAEL E. NELSON, DIRECTOR

/s/ Samuel S. Morrow *

April 20, 2012

SAMUEL S. MORROW, TREASURER

*  By David D. Jones, Esq., pursuant to Limited Power of Attorney.

EXHIBIT INDEX

Index No.

…Description of Exhibit

1. EX-101.INS	…...…………….……………………...XBRL Instance Document
2. EX-101.SCH	……..………..…XBRL Taxonomy Extension Schema Document
3. EX-101.CAL	…..….………..XBRL Taxonomy Extension Calculation Linkbase
4. EX-101.DEF	…..…….………XBRL Taxonomy Extension Definition Linkbase
5. EX-101.LAB	…..…….…………..XBRL Taxonomy Extension Labels Linkbase
6. EX-101.PRE	…..…..………XBRL Taxonomy Extension Presentation Linkbase